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                                 August 18, 2006

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jeffrey Riedler
           Mr. Greg Belliston
           Ms. Amy Bruckner
           Ms. Mary Mast

     RE: TRUBION PHARMACEUTICALS, INC.
         REGISTRATION STATEMENT ON FORM S-1, AMENDMENT NO. 1
         FILED JULY 18, 2006
         FILE NO. 333-134709

Ladies and Gentlemen:

     On behalf of Trubion Pharmaceuticals, Inc. (the "Company"), we respectfully submit this letter in response to comments from the Staff of the Securities and Exchange Commission received by letter dated August 1, 2006, relating to the Company's Registration Statement on Form S-1, Amendment No. 1 (File No. 333-134709) filed with the Commission on July 18, 2006.

     The Company is concurrently filing via EDGAR Amendment No. 2 to the Registration Statement. For the convenience of the Staff, we are enclosing herewith marked copies, complete with exhibits, of Amendment No. 2.

     In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company's response thereto.

FORM S-1

PROSPECTUS SUMMARY, PAGE 1

1. WE NOTE THE REVISIONS PURSUANT TO COMMENT 6, AND WE REISSUE THE COMMENT IN PART.

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     -    YOU DESCRIBE "VALIDATED CLINICAL TARGETS" AS "BIOLOGIC TARGETS THAT
          HAVE BEEN CLINICALLY VALIDATED EITHER BY EXISTING PRODUCTS OR BY POTENTIAL PRODUCTS IN LATE STAGE CLINICAL TRIALS." PLEASE EXPLAIN WHAT A "BIOLOGIC TARGET" IS. FOR EXAMPLE, IS IT AN EXISTING DRUG, A CONDITION THAT A DRUG SEEKS TO CURE, ETC.?

     The Company has revised the summary disclosure on page 1 in response to the Staff's comment.

     - YOU STATE IN YOUR RESPONSE LETTER THAT SINGLE-CHAIN POLYPEPTIDES IS A PRECISE SCIENTIFIC TERM THAT IS NECESSARY TO EXPLAIN AND DISTINGUISH COMPLICATED BIOLOGICAL MATERIALS. PLEASE NOTE THAT WE ARE NOT REQUESTING THAT YOU REMOVE THOSE "NECESSARY" TERMS FROM YOUR DOCUMENT. SINCE MANY INVESTORS MAY NOT KNOW WHAT THOSE TERMS MEAN, HOWEVER, YOU SHOULD DEFINE THEM THE FIRST TIME THEY APPEAR IN YOUR DOCUMENT. PLEASE REVISE.

     The Company has revised the summary disclosure on page 1 in response to the Staff's comment.

2. PLEASE EXPLAIN THE MEANING OF THE TERM "CUSTOMIZABLE IN VIVO HALF LIFE."

     The Company has revised the summary disclosure on page 1 in response to the Staff's comment.

OUR CURRENT DEVELOPMENT PROGRAMS, PAGE 1

3. WE NOTE YOUR RESPONSE TO COMMENT 7, AND WE REISSUE THE COMMENT IN PART. PLEASE CITE IN YOUR FILING A SOURCE FOR EACH OF THE FIGURES YOU STATE REGARDING THE NUMBER OF PEOPLE AFFLICTED WITH THE DISEASES YOUR DRUG CANDIDATES WILL TARGET AND THE MARKET SIZE OF THOSE DRUGS. WHERE THESE FIGURES ARE BASED ON MULTIPLE SOURCES OR FROM YOUR OWN CALCULATIONS, YOU SHOULD STILL EXPLAIN HOW YOU ARRIVED AT THE TOTALS YOU CITE.

     The Company has revised the summary disclosure on page 1 and page 2 in response to the Staff's comment with respect to prevalence of Rheumatoid Arthritis in the United States, Japan and Europe. The Company supplementally advises the staff that the numbers relating to worldwide sales of protein therapeutics were based on multiple publicly available sources, including analyst reports and SEC filings and websites of the companies who sell therapeutic proteins.

OUR STRATEGIC COLLABORATION WITH WYETH, PAGE 2


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4. WE NOTE YOUR STATEMENT THAT YOUR AGREEMENT WITH WYETH INCLUDES PAYMENTS OF UP
TO $535 MILLION BASED ON MILESTONES FOR A FIXED NUMBER OF TARGETS. PLEASE REVISE TO QUANTIFY THE FIXED NUMBER OF TARGETS.

     The Company has revised the disclosure regarding the Wyeth collaboration to make clear that the Company will be eligible to earn up to $535 million in payments for milestone events related to targets "other than CD20." The Company respectfully submits that quantifying the number of targets permitted under the agreement would be misleading to investors in that the number of targets, other than CD20 and the confidential target referred to in the Registration Statement, which will ultimately become subject to the terms of the collaboration agreement is not currently known and, as such, is speculative. Although the number of potential targets is "fixed" in that the parties have agreed that Wyeth will have the right to designate, and to develop and commercialize products directed to, a limited number of targets that may become subject to the collaboration agreement, Wyeth may choose not to designate any further targets. In addition, the Company respectfully submits that the number of targets which may ultimately become subject to the agreement is not material to investors because, unless and until Wyeth designates a target as being subject to the collaboration agreement, the Company is not obligated with respect to any undesignated targets, nor is the Company prohibited from conducting research and development activities directed to a preliminary assessment of the scientific, biochemical, clinical, market and intellectual property rationales supporting a potential product candidate directed to any such target. Finally, the Company further respectfully submits that disclosure of the aggregate number of targets that may become subject to the collaboration agreement could result in economic harm to the Company's stockholders by putting the Company at a competitive disadvantage in that its ability to negotiate more favorable terms would be limited should it choose to engage in discussions regarding similar relationships in the future with third parties. The Company's business and the nature of its relationship with Wyeth is disclosed in detail in the Registration Statement, which provides potential investors ample information regarding the Company on which to make an investment decision.

IF OUR SMIP TECHNOLOGY OR OUR PRODUCT CANDIDATES, INCLUDING TRU-15. . . .PAGE 12

5. WE NOTE YOUR RESPONSE TO COMMENT 22 AND YOUR REVISED DISCLOSURE. PLEASE REVISE TO DESCRIBE THE SPECIFIC ADVERSE EFFECT(S) THAT AN ADVERSE OUTCOME IN THE GENENTECH EUROPEAN PATENT SITUATION MIGHT HAVE.

     The Company has revised the language in this risk factor in response to the Staff's comment to make clear that if our or Wyeth's activities were determined to be covered by the Genetech patent "... we and Wyeth could be prevented from manufacturing and marketing TRU-015 for the treatment of RA in the European Union which could have a material adverse effect on our business, financial condition and results of operation and on our collaboration with Wyeth."


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WE FACE POTENTIAL PRODUCT LIABILITY EXPOSURE. . . .PAGE 14

6. WE NOTE YOUR RESPONSE TO COMMENT 23. AS YOU HAVE STATED THAT YOUR INSURANCE COVERAGE MAY NOT BE SUFFICIENT TO REIMBURSE YOU FOR EXPENSES OR LOSSES YOU MAY SUFFER, WE BELIEVE AN INDICATION AS TO THE AMOUNT OF COVERAGE YOU CARRY IS MATERIAL. PLEASE REVISE TO PROVIDE THE REQUESTED INFORMATION. TO THE EXTENT THAT YOUR COVERAGE VARIES PER INDICATION, PER PRODUCT, OR FROM TIME, IT WOULD BE PERMISSIBLE TO PROVIDE A RANGE AND EXPLAIN HOW THE RANGE APPLIES. FOR EXAMPLE, IF YOUR COVERAGE VARIES DEPENDING ON HOW MANY CLINICAL TRIALS ARE ONGOING AT A GIVEN TIME OR HOW MANY DIFFERENT PRODUCTS ARE BEING TESTED.

     The Company has revised the risk factor in response to the Staff's comment.

THE LOSS OF MEMBERS OF OUR MANAGEMENT TEAM. . . .PAGE 17

7. YOU STATE IN RESPONSE TO COMMENT 25 THAT THIS RISK FACTOR IS INTENDED TO DESCRIBE THE COLLECTIVE EFFORTS OF YOUR MANAGEMENT AND OTHER KEY EMPLOYEES. THE LAST SENTENCE OF YOUR RESPONSE ALSO STATES THAT INCLUDING NAMES OF SPECIFIC EMPLOYEES "MAY LEAD AN INVESTOR TO WRONGLY CONCLUDE THAT EACH MEMBER OF THE MANAGEMENT TEAM AND OTHER KEY EMPLOYEE IS NECESSARY TO THE SUCCESS OF THE COMPANY." HOWEVER, THE FIRST SENTENCE OF THE RISK FACTOR STATES YOUR SUCCESS IS SIGNIFICANTLY DEPENDENT "UPON THE CONTINUED INDIVIDUAL AND COLLECTIVE CONTRIBUTIONS OF [YOUR] MANAGEMENT TEAM" (EMPHASIS ADDED). THE LAST SENTENCE STATES THAT "[L]OSING THE SERVICES OF ANY KEY MEMBER OF [YOUR] TEAM" (EMPHASIS ADDED) COULD NEGATIVELY IMPACT YOUR BUSINESS. PLEASE EITHER IDENTIFY THE MEMBERS OF YOUR MANAGEMENT TEAM AND OTHER KEY EMPLOYEES YOU ARE REFERRING TO, OR REVISE THE RISK FACTOR AND ITS HEADING TO CLARIFY THAT YOU DO NOT BELIEVE THE LOSS OF ANY ONE EMPLOYEE OR SMALL GROUP OF EMPLOYEES WOULD MATERIALLY HARM YOUR BUSINESS.

     The Company has revised the risk factor in response to the Staff's comment to specifically identify Peter A. Thompson, M.D., FACP, the Company's President, Chief Executive Officer and Chairman of the Board. The Company supplementally advises the Staff that, other than Dr. Thompson, different employees will be key to the success of the Company at different times based on the relevance of such employee's expertise to then current critical elements of the Company's business plan. As a result, the Company respectfully submits that naming employees other than Dr. Thompson would be misleading to investors.

SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS AND INDUSTRY DATA, PAGE 21


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8. PLEASE DELETE THE STATEMENT THAT YOU DID NOT VERIFY THE DATA BUT THAT YOU
BELIEVE IT IS RELIABLE. THIS STATEMENT IMPLIES A DISCLAIMER FOR INFORMATION INCLUDED IN YOUR REGISTRATION STATEMENT. SUCH A DISCLAIMER IS NOT PERMISSIBLE.

     The Company has revised the Forward Looking Statements and Industry Data disclosure in response to the Staff's comment.

USE OF PROCEEDS, PAGE 22

9. WE NOTE YOUR RESPONSE TO COMMENT 28. HOWEVER, OUR COMMENT IS REISSUED. REVISE TO INDICATE YOUR EXPECTED USES FOR THE PROCEEDS AND THE ESTIMATED AMOUNTS YOU WILL USE FOR EACH USE. YOU MAY EXPLAIN THAT THE AMOUNTS MAY VARY DEPENDING ON THE TIMING AND OUTCOME OF CLINICAL TRIALS. ADDITIONALLY, YOU MAY LEAVE THE AMOUNTS ESTIMATED FOR EACH USE BLANK UNTIL YOU HAVE DETERMINED THE AMOUNT OF YOUR OFFERING.

     The Company has revised the Use of Proceeds disclosure in response to the Staff's comment.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 29

CRITICAL ACCOUNTING POLICES AND SIGNIFICANT JUDGMENTS AND ESTIMATES

REVENUE RECOGNITION, PAGE 32

10. WE ACKNOWLEDGE YOUR REVISED DISCLOSURE IN RESPONSE TO COMMENT 31. PLEASE FURTHER REVISE YOUR DISCLOSURE, BOTH HERE AND IN NOTE 1 TO YOUR CONSOLIDATED FINANCIAL STATEMENTS, TO CLARIFY WHETHER YOU WILL RECOGNIZE A PROPORTIONATE AMOUNT OF ANY NON-SUBSTANTIVE/AT-RISK MILESTONE PAYMENTS ON RECEIPT THAT WILL CORRELATE TO THE WORK ALREADY PERFORMED UNDER THE RELATED DEVELOPMENT ARRANGEMENT.

     The Company has revised the Revenue Recognition and related footnote disclosure in response to the Staff's comment.

BUSINESS, PAGE 42

OUR PRODUCT CANDIDATES, PAGE 45


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11. WE NOTE YOUR RESPONSE TO COMMENTS 38 AND 43, AND WE REISSUE THE COMMENT.
SINCE TRU-015 IS YOUR PRINCIPAL PRODUCT CANDIDATE, THE INDICATIONS FOR WHICH YOU ARE DEVELOPING IT AND ITS STATUS ARE MATERIAL INFORMATION.

     - PLEASE STATE THE DEVELOPMENT STATUS OF TRU-015 FOR SYSTEMIC LUPUS ERYTHEMATOSUS. IN RESPONSE TO COMMENT 9, YOU NOW STATE IN THE PROSPECTUS SUMMARY THAT "[T]ESTING OF TRU-015 FOR THE TREATMENT OF SLE IN THE CLINIC HAS NOT BEGUN." BASED ON THIS DISCLOSURE, IT APPEARS THE DEVELOPMENT STATUS IS "PRECLINICAL."

     The Company has revised the disclosure related to the development status of TRU-015 for systemic lupus erythematosus in response to the Staff's comment.

     - THE FACT THAT YOU ARE RELYING ON THE UNDISCLOSED NICHE INDICATION TRIALS TO FACILITATE THE WAY FOR THE RHEUMATOID ARTHRITIS TRIALS SUGGESTS THIS INDICATION IS A MATERIAL PART OF YOUR BUSINESS PLAN. PLEASE DISCLOSE THIS INDICATION, BOTH IN THIS SECTION AND IN THE DESCRIPTION OF YOUR COLLABORATION WITH WYETH ON PAGES 50-51. IT IS NOT PERMISSIBLE TO INDICATE THAT YOU HAVE A PRODUCT IN DEVELOPMENT AND NOT DISCLOSE WHAT THE INDICATION IS.

     In response to the Staff's comment, the Company has eliminated from the Registration Statement disclosure regarding any ongoing development of, and clinical trial related to, the undisclosed niche indication. The Company respectfully submits that this niche indication is not a material part of the Company's clinical plan regarding the approval of TRU-015 for rheumatoid arthritis, nor is it a material part of the Company's business plan in that the royalty amounts, if any, payable to the Company are not expected to be material. In addition, substantially all of the costs incurred by the Company in connection with such trial are to be reimbursed by Wyeth. As a consequence, the Company respectfully submits that disclosure of the niche indication at this time in the level of detail suggested by the Staff might result in investors placing an unwarranted degree of importance on the success of the development efforts and clinical trial currently involving the niche indication and that any such disclosure would therefore be misleading to investors. Finally, the Company supplementally advises the Staff that if and when payment of any milestone amount related to the development and commercialization of a product candidate directed such niche indication is made by Wyeth in an amount that is material to the Company, the Company intends to make timely disclosure of such indication and such amount.

12. YOU STATE THE STATUS OF THE "UNDISCLOSED NICHE INDICATION" IS "PHASE I/II INITIATED" AND "PHASE II/III EXPECTED IN 2007."

     - SINCE CLINICAL TRIALS ARE TYPICALLY DONE SEQUENTIALLY, PLEASE PROVIDE US YOUR ANALYSIS AS TO WHY THE TRIALS SHOULD BE REFERRED TO AS PHASE I/II AND PHASE II/III RATHER THAN


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          PHASE I AND PHASE II. IN ORDER TO USE THE TERM PHASE I/II, ALL
          CRITERIA OF PHASE I AND ALL CRITERIA OF PHASE II MUST BE MET. SIMILARLY, IN ORDER TO USE THE TERM PHASE II/III, ALL THE CRITERIA OF PHASES II AND III MUST BE MET.

     - IF THERE IS A POSSIBILITY THAT YOU WILL NEED TO PERFORM AN ADDITIONAL TRIAL AFTER THE PHASE II/III TRIAL, DISCLOSE THAT FACT.

     -    ALTERNATIVELY, REVISE TO STATE THE TRIALS ARE PHASE I AND PHASE II.

     In response to the Staff's comment number 11, the Company has eliminated from the Registration Statement disclosure regarding any ongoing development of, and clinical trial related to, the undisclosed niche indication. As a consequence, the Company has also eliminated from the Registration Statement disclosure regarding the Phase I/II trial.

OUR STRATEGIC COLLABORATION WITH WYETH, PAGE 50

13. WE NOTE YOUR RESPONSE TO COMMENT 44.

     - AT THIS POINT WE BELIEVE THE CONFIDENTIAL LIST IS MATERIAL AS IT APPEARS TO BE A RESTRICTION ON YOUR ABILITY TO DEVELOP AND COMMERCIALIZE PRODUCTS. WHILE YOU ARE NOT OBLIGATED WITH RESPECT TO ANY TARGET ON THE LIST, YOU MAY DISCOVER AFTER PERFORMING RESEARCH FOR A POTENTIAL PRODUCT CANDIDATE THAT IT IS ON THE LIST. THEREFORE, IT APPEARS THE INFORMATION IS MATERIAL AND SHOULD BE DISCLOSED, BOTH IN YOUR FILING AND IN YOUR FILED EXHIBITS. IF YOU DISAGREE, WE WILL RECONSIDER THIS ISSUE IN CONJUNCTION WITH YOUR CONFIDENTIAL TREATMENT REQUEST FOR EXHIBIT 10.11. AS THE LIST IS PART OF THE COLLABORATION AGREEMENT, AN UNREDACTED COPY MUST BE PROVIDED WITH AN ANALYSIS SUPPORTING YOUR REQUEST.

     The Company acknowledges the Staff's comment and will provide its analysis regarding why the list of potential targets provided by Wyeth should remain confidential in its response to the Staff's comments issued in connection with the Company's Application for Confidential Treatment filed June 5, 2006, CF Control 18589.

     - PLEASE DISCLOSE THE POINT IN THE DEVELOPMENT PROCESS AT WHICH YOU ARE PERMITTED TO QUERY THE CONFIDENTIAL LIST. FOR EXAMPLE, CAN YOU QUERY THE LIST BEFORE SPENDING ANY RESOURCES RESEARCHING AND DEVELOPING A TECHNOLOGY, OR MUST YOU TAKE THE PROJECT TO A CERTAIN POINT BEFORE QUERYING THE LIST?

     The Company has revised the disclosure in response to the Staff's comment.

     - IF YOU QUERY THE LIST AFTER TAKING THE PROJECT TO A CERTAIN POINT, PLEASE DISCLOSE HOW FAR YOU ARE REQUIRED TO TAKE THE PROJECT BEFORE MAKING THE QUERY. ALSO, IF TRUE, PLEASE INCLUDE A RISK FACTOR INFORMING INVESTORS OF THE POSSIBILITY THAT YOU MIGHT EXPEND SIGNIFICANT FUNDS ON A PROJECT THAT YOU ULTIMATELY ARE PRECLUDED FROM DEVELOPING DUE TO ITS INCLUSION ON THE LIST.

     In response to the Staff's comment, the Company has revised the disclosure regarding the Wyeth collaboration agreement. The Company supplementally advises the Staff that the Company is not required to advance a project to any particular point prior to making a query of the list. Rather, the Company is prohibited from collaborating with any third party, or undertaking any research and development activities beyond a preliminary assessment of the scientific, biochemical, clinical, market and intellectual property rationales supporting a potential product candidate, with respect to targets that were not initially selected by the Company to remain outside of the collaboration. Prior to entering into any collaboration with a third party, or advancing any research and development activities beyond a preliminary assessment of the scientific, biochemical, clinical, market and intellectual property rationales supporting a potential product candidate, an employee in the Company's legal department will electronically query the list to determine if at that time it includes the target candidate in which the Company or such third party collaborator are interested. If the identified target candidate is not on the Wyeth list at the time of our query, the Company is free, by itself, or with third parties, to pursue development and commercialization of such target.

MANUFACTURING, PAGE 55

14. WE NOTE YOUR RESPONSE AND REVISIONS PURSUANT TO COMMENT 46. PLEASE DISCUSS IN YOUR FILING THE COMPENSATION PROVISIONS OF YOUR LICENSE AGREEMENT WITH LONZA. FOR EXAMPLE, DO YOU PAY LONZA A SET FEE, A FEE THAT IS BASED ON THE AMOUNT OF PRODUCTS MANUFACTURED, ETC.?

     The Company has revised the disclosure in response to the Staff's comment.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, PAGE F-10

10. STOCKHOLDERS' EQUITY (DEFICIT), PAGES F-23-F-28

15. WE ACKNOWLEDGE YOUR RESPONSE TO COMMENT 55 AND WILL CONTINUE TO REISSUE OUR COMMENT UNTIL YOU HAVE DISCLOSED AN ESTIMATED OFFERING PRICE AND, AS INDICATED IN YOUR RESPONSE, UPDATED YOUR FINANCIAL STATEMENTS AND RELATED INFORMATION THROUGH THE PERIOD ENDED JUNE 30, 2006. THEREFORE, PLEASE DISCLOSE IN YOUR FINANCIAL STATEMENTS, AT A MINIMUM, THE FOLLOWING INFORMATION FOR EQUITY INSTRUMENTS GRANTED DURING THE 12 MONTHS PRIOR TO THE DATE OF THE MOST RECENT BALANCE SHEET INCLUDED IN THE FILING:


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     -    THE NUMBER OF OPTIONS OR SHARES GRANTED AT EACH APPLICABLE DATE, AS
          WELL AS THE RELATED EXERCISE PRICE; UNDERLYING FAIR VALUE OF THE COMMON STOCK; AND THE INTRINSIC VALUE, IF ANY;

     - WHETHER OR NOT YOU OBTAINED A CONTEMPORANEOUS VALUATION TO IN DETERMINING THE FAIR VALUE OF THE EQUITY INSTRUMENTS; AND

     -    WHETHER OR NOT THE VALUATION SPECIALIST USED WAS A RELATED PARTY.

ADDITIONALLY, PLEASE PROVIDE ALL OF THE ABOVE INFORMATION TO US, SUPPLEMENTALLY, FOR EQUITY INSTRUMENTS THAT YOU ISSUE SUBSEQUENT TO THE DATE OF THE LATEST BALANCE SHEET THAT YOU INCLUDE IN YOUR FILING THROUGH THE DATE OF YOUR LATEST RESPONSE.

     In response to the Staff's comment, the Company has updated the table on page F-27 to provide the requested information as of the latest balance sheet date, June 30, 2006. In addition, as requested by the Staff, the Company supplementally provides the Staff the following table that summarizes all option grants, excluding non-employee grants, made by the Company since June 30, 2006:

                                                       Fair Value
                      Number of                       Estimate Per    Intrinsic Value
Date of Issuance   Options Granted   Exercise Price   Common Share   Per Option Share
----------------   ---------------   --------------   ------------   ----------------
July 2006               91,000            $1.49           $3.10            $1.61

16. WE ACKNOWLEDGE YOUR RESPONSE TO COMMENT 57 AND REISSUE OUR COMMENT, AS YOU HAVE NOT YET DISCLOSED YOUR ESTIMATED IPO PRICE. PLEASE REVISE/UPDATE THE VESTED/UNVESTED INTRINSIC VALUE OPTION INFORMATION INCLUDED ON PAGE 36 OF YOUR MD&A BASED ON YOUR ESTIMATED IPO PRICE THROUGH THE DATE OF THE MOST RECENT BALANCE SHEET PRESENTED.

     The Company has updated the information included on page 38 of the MD&A discussion in response to the Staff's comment and confirms that once the estimated IPO price is disclosed, the Company will provide the intrinsic value of outstanding vested and unvested options.

17. WE ACKNOWLEDGE YOUR RESPONSE TO COMMENT 58 AND REISSUE OUR COMMENT IN PART, PARTICULARLY IN LIGHT OF THE FACT THAT YOU HAVE NOT YET DISCLOSED YOUR ESTIMATED IPO PRICE. ACCORDINGLY, PLEASE DISCLOSE INFORMATION REGARDING THE SIGNIFICANT FACTORS UNDERLYING THE DIFFERENCE BETWEEN THE FAIR VALUE OF YOUR EMPLOYEE SHARE OPTIONS AS OF EACH GRANT DATE AND YOUR ESTIMATED IPO PRICE. ADDITIONALLY, PLEASE DISCUSS/DISCLOSE WHY MANAGEMENT DID NOT OBTAIN AND PLACE RELIANCE ON A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION

SPECIALIST AND CLARIFY HOW THE RETROSPECTIVE VALUATION THAT MANAGEMENT DID OBTAIN CORRELATES TO THE FACTORS THAT YOUR BOARD OF DIRECTORS RELIED ON IN DETERMINING THE FAIR VALUE OF YOUR SHARE OPTIONS AT THE GRANT DATE.

     The Company has revised the disclosure in the MD&A discussion regarding the factors underlying differences between the fair value of share options and the estimated IPO price in response to the Staff's comment. The Company supplementally advises the Staff that once a price range is included in the Registration Statement, it will update the disclosure to include the estimated IPO price. In addition, the Company has revised the disclosure in the MD&A discussion to disclose why the Company did not obtain and place reliance on a contemparenous valuation by an unrelated valuation specialist. Finally, in response to Staff comment number 18, the Company has deleted references to the unrelated valuation specialist throughout the Registration Statement and has therefore not revised the disclosure to include a discussion of the correlation between the valuation factors that the Company's board of directors and unrelated valuation specialist relied upon.

ITEM 16. EXHIBITS AND FINANCIAL STATEMENT SCHEDULES, PAGE II-3

18. WE ACKNOWLEDGE YOUR RESPONSE TO COMMENT 59 AND REISSUE OUR COMMENT. ON PAGES 35 AND F-27, YOU REFER TO THE USE OF AN UNRELATED VALUATION SPECIALIST IN THE DETERMINATION OF THE GRANT DATE FAIR VALUE OF COMMON STOCK ISSUED TO YOUR EMPLOYEES. AS A RESULT, PLEASE PROVIDE A CONSENT FROM THAT VALUATION SPECIALIST AND INCLUDE A RELATED REFERENCE IN THE "EXPERTS" SECTION OF YOUR FILING. ALTERNATIVELY, REVISE YOUR DISCLOSURES THROUGHOUT THE FILING TO DELETE REFERENCE TO THE VALUATION SPECIALIST

     In response to Staff's comment, the Company has deleted references to the valuation specialist.


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

                                      * * *

Please direct your questions or comments regarding this letter or Amendment No. 2 to the Registration Statement to the undersigned or Mark J. Handfelt of this office at (206) 883-2500. Thank you for your assistance.

                                        Sincerely,

                                        WILSON SONSINI GOODRICH & ROSATI
                                        Professional Corporation


                                        /s/ Patrick J. Schultheis
                                        ----------------------------------------
                                        Patrick J. Schultheis

Enclosures

cc (w/encl): Peter A. Thompson, M.D., FACP
             TRUBION PHARMACEUTICALS, INC.

             Mark J. Handfelt, Esq.
             WILSON SONSINI GOODRICH & ROSATI, PROFESSIONAL CORPORATION

             Bruce K. Dallas, Esq.
             DAVIS POLK & WARDWELL


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